Share capital and reserves	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Share capital and reserves
5.	Share capital and reserves
a.	Stock options

The three months ended June 30, 2018 included $389 (three months ended June 30, 2017 – $835) in share-based payment costs related to stock options, all of which are presented in administrative expenses.

The six months ended June 30, 2018 included $603 (six months ended June 30, 2017 – $1,153) in share-based payment costs related to stock options, all of which are presented in administrative expenses.

	Number of options	Weighted average exercise price (CAD)
Outstanding, December 31, 2017	9,364,433	$3.47
Granted	520,000	2.92
Exercised	(251,335)	3.89
Forfeited or expired	(2,478,198)	3.76
Outstanding, June 30, 2018	7,154,900	$3.32

The weighted average share price of the Company on the dates options were exercised during the six months ended June 30, 2018, was CAD $4.43. The weighted average price of options exercisable at the end of the period was CAD $3.77.

b.	Earnings (loss) per share

The calculation of earnings per share is based on the following data:

Three months ended June 30,			Six months ended June 30,
	2018	2017 (Restated – note 12)	2018	2017 (Restated – note 12)
Net loss attributable to Nevsun shareholders	$(9,367)	$(57,863)	$(13,869)	$(69,437)
Effect of dilutive securities	-	-	-	-
Diluted net loss attributable to Nevsun shareholders	$(9,367)	$(57,863)	$(13,869)	$(69,437)
Weighted average number of common shares outstanding for the purpose of basic loss per share (000s)	302,377	301,959	302,339	301,959
Dilutive options and stock appreciation rights	-	-	-	-
Weighted average number of common shares outstanding for the purpose of diluted loss per share (000s)	302,377	301,959	302,339	301,959
Loss per share
Basic	$(0.03)	$(0.19)	$(0.05)	$(0.23)
Diluted	(0.03)	(0.19)	(0.05)	(0.23)

5.	Share capital and reserves (continued)
c.	Dividends

The Company announced in January 2018 that it would be suspending declarations of dividends, and as such no dividends were declared by the Company during the six months ended June 30, 2018. During the six months ended June 30, 2017, the Company declared two dividends of $0.01 per share for total declarations of $6,039.